Consolidated Statements of Stockholders Equity (Deficit) (USD $) In Thousands, except Share data	Total	Initial Public Offering	Follow-on Offering	Investor warrants	Convertible preferred stock	Common Stock	Common Stock Initial Public Offering	Common Stock Follow-on Offering	Common Stock Investor warrants	Common Stock ORIX warrants	Treasury Stock	Additional paid-in capital	Additional paid-in capital Initial Public Offering	Additional paid-in capital Follow-on Offering	Additional paid-in capital Investor warrants	Accumulated deficit
Beginning Balance at Dec. 31, 2009	$ (43,995)				$ 33,965	$ 2					$ (376)	$ 13,105				$ (90,691)
Beginning Balance (in shares) at Dec. 31, 2009					17,645,000	1,712,000					(187,000)
Exercise of stock options (in shares)						6,000
Exercise of stock options	5											5
Stock-based compensation	2,404											2,404
Modification of warrants	14,193											14,193
Accretion of redemption premium	(6,740)											(6,740)
Net income (loss)	(17,250)															(17,250)
Ending Balance at Dec. 31, 2010	(51,383)				33,965	2					(376)	22,967				(107,941)
Ending Balance (in shares) at Dec. 31, 2010					17,645,000	1,718,000					(187,000)
Exercise of stock options (in shares)	20,000					20,000
Exercise of stock options	27											27
Share repurchases (in shares)											(5,000)
Share repurchases	(57)										(57)
Stock-based compensation	2,244											2,244
Accretion of redemption premium	(6,209)											(6,209)
Net income (loss)	33,321															33,321
Ending Balance at Dec. 31, 2011	(22,057)				33,965	2					(433)	19,029				(74,620)
Ending Balance (in shares) at Dec. 31, 2011					17,645,000	1,738,000					(192,000)
Issuance of common stock (in shares)							7,475,000	1,000,000	3,039,000	43,000
Issuance of common stock		57,030	15,547	1,740			7	1	3	0			57,023	15,546	1,737
Conversion of preferred stock to common stock (in shares)					(17,645,000)	17,688,000
Conversion of preferred stock to common stock	84,469				(33,965)	18						118,416
Conversion of preferred stock warrants to common stock warrants	738											738
Exercise of stock options (in shares)	702,000					701,000
Exercise of stock options	4,392					1						4,391
Issuance of common stock under Employee Stock Purchase Plan (in shares)						87,000
Issuance of common stock under Employee Stock Purchase Plan	852					0						852
Share repurchases (in shares)											(8,000)
Share repurchases	(113)										(113)
Tax benefit from the exercise of stock options	1,865											1,865
Stock-based compensation	3,750											3,750
Accretion of redemption premium	(2,301)											(2,301)
Net income (loss)	10,499															10,499
Ending Balance at Dec. 31, 2012	$ 156,411					$ 32					$ (546)	$ 221,046				$ (64,121)
Ending Balance (in shares) at Dec. 31, 2012						31,771,000					(200,000)